Equity-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, stock options	$ 17,000		$ 10,400
Allocated stock-based compensation expense	13,089	$ 989	17,863	$ 23,816	$ 21,920
Equity-based compensation	3,797		8,469	11,573	15,609
Noncontrolling Interests in Consolidated Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	$ 8	4	$ 39	61	0
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition	1 year 3 months 20 days		1 year 3 months 17 days
Allocated stock-based compensation expense	$ 3,757	1,599	$ 7,535	5,884	3,856
Employee Stock Option | Executive
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	2,500
Employee Stock Option | Executive | Ashford Trust and Braemar
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	6,700
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	3,797	2,272	8,469	11,573	15,609
Stock Compensation Plan | Director and other non-employee equity grants expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	40	0	250	250	250
Stock Compensation Plan | Pre-spin equity grants expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	0	673	684	5,439	11,503
Stock Compensation Plan | REIT equity-based compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	$ 9,292	$ (1,283)	$ 9,394	$ 12,243	$ 6,311